Future minimum Lease payments (details) (USD $)	Dec. 31, 2012
Future minimum Lease payments
Future minimum Lease payments 2013	$ 138,897
Future minimum Lease payments 2014	117,465
Future minimum Lease payments 2015	71,325
Future minimum Lease payments 2016	73,185
Future minimum Lease payments 2017	55,935
Total Future minimum Lease payments	456,807
Lease expense for 2012	$ 208,091